INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Assets, Net	$ 310,562		$ 310,562		$ 347,856
Impairment of intangibe assets			$ 0	$ 0
Estimated useful life of intangibles			10 years
Amortization expense	$ 12,477	$ 12,477	$ 37,295	$ 37,159